Concentration of risk (Details)	12 Months Ended			233 Months Ended
	Dec. 31, 2024 USD ($) item contract	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 item	Dec. 31, 2024 USD ($)
Concentration of risk
Exchange rate appreciation				13.10%
Outstanding guarantees of mortgages	$ 1,708,900,000			$ 1,708,900,000
Payment of guarantee obligations related to customer defaults	600,000
Credit Concentration Risk Receivables	$ 0	$ 0		$ 0
Number of Sales Contracts of Apartments | contract	1,546
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures | item	0	0	0